Stockholders' Equity (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Changes in Carrying Amount of Non-Controlling Interest [Abstract]
Beginning Balance			$ 5,613	$ 7,000	$ 7,000
Add: Income attributable to non-controlling interests	633	214	1,434	214	1,470
Less: Cash distribution to non-controlling interests			(1,851)		(2,857)
Ending Balance	$ 5,196		$ 5,196		$ 5,613